Davis Funds

# Davis Global Fund
# Davis International Fund
# (portfolios of Davis New York Venture Fund, Inc.)

July 31, 2020

DAVIS GLOBAL FUND	Schedule of Investments
July 31, 2020 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (89.93%)
COMMUNICATION SERVICES – (9.46%)
Media & Entertainment – (9.46%)
Alphabet Inc., Class A *	1,128	$1,678,408
Alphabet Inc., Class C *	39,893	59,159,723
ASAC II L.P. *(a)(b)	35,352	36,027
Facebook, Inc., Class A *	150,800	38,253,436
Fang Holdings Ltd., Class A, ADR (China)*	23,014	300,563
	Total Communication Services	99,428,157
CONSUMER DISCRETIONARY – (34.39%)
Automobiles & Components – (0.23%)
Adient plc *	142,880	2,377,523
Consumer Services – (5.67%)
New Oriental Education & Technology Group, Inc., ADR (China)*	424,980	59,582,196
Retailing – (28.49%)
Alibaba Group Holding Ltd., ADR (China)*	334,600	83,991,292
Amazon.com, Inc. *	15,920	50,381,706
JD.com, Inc., Class A, ADR (China)*	785,155	50,085,038
Meituan Dianping, Class B (China)*	1,725,629	42,727,147
Naspers Ltd. - N (South Africa)	232,390	42,788,853
Prosus N.V., Class N (Netherlands)*	232,390	22,474,378
Quotient Technology Inc. *	872,710	6,990,407
		299,438,821
	Total Consumer Discretionary	361,398,540
FINANCIALS – (27.73%)
Banks – (16.06%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	478,120	12,445,464
Danske Bank A/S (Denmark)*	2,120,520	34,080,205
DBS Group Holdings Ltd. (Singapore)	1,911,630	27,505,768
DNB ASA (Norway)	2,930,210	44,604,184
Metro Bank PLC (United Kingdom)*	2,202,002	2,977,540
Wells Fargo & Co.	1,943,500	47,149,310
		168,762,471
Diversified Financials – (9.39%)
Capital Markets – (2.43%)
Julius Baer Group Ltd. (Switzerland)	451,500	19,747,417
Noah Holdings Ltd., Class A, ADS (China)*	190,210	5,795,699
		25,543,116
Consumer Finance – (4.91%)
Capital One Financial Corp.	776,130	49,517,094
Yiren Digital Ltd., ADR (China)*	580,634	2,084,476
		51,601,570
Diversified Financial Services – (2.05%)
Berkshire Hathaway Inc., Class B *	109,930	21,522,095
		98,666,781
Insurance – (2.28%)
Life & Health Insurance – (2.28%)
AIA Group Ltd. (Hong Kong)	2,643,580	23,893,627
	Total Financials	291,322,879

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (9.30%)
Capital Goods – (9.25%)
Carrier Global Corp.	556,833	$15,168,131
Ferguson PLC (United Kingdom)	338,824	30,123,918
Raytheon Technologies Corp.	565,406	32,047,212
Schneider Electric SE (France)	171,860	19,887,961
		97,227,222
Commercial & Professional Services – (0.05%)
China Index Holdings Ltd., Class A, ADR (China)*	249,769	494,542
	Total Industrials	97,721,764
INFORMATION TECHNOLOGY – (9.05%)
Semiconductors & Semiconductor Equipment – (6.98%)
Applied Materials, Inc.	817,660	52,600,068
Intel Corp.	435,310	20,777,346
		73,377,414
Technology Hardware & Equipment – (2.07%)
Hollysys Automation Technologies Ltd. (China)	1,796,296	21,735,182
	Total Information Technology	95,112,596
TOTAL COMMON STOCK – (Identified cost $728,086,912)		944,983,936
PREFERRED STOCK – (9.15%)
CONSUMER DISCRETIONARY – (5.30%)
Retailing – (5.30%)
Missfresh Ltd., Series E (China)* (a)(b)	10,559,338	55,682,557
	Total Consumer Discretionary	55,682,557
INDUSTRIALS – (3.85%)
Transportation – (3.85%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	479,462	16,814,732
Didi Chuxing Joint Co., Series B (China)*(a)(b)	63,325	2,220,808
Grab Holdings Inc., Series F (Singapore)*(a)(b)	2,398,770	11,993,850
Grab Holdings Inc., Series G (Singapore)*(a)(b)	1,881,391	9,406,955
	Total Industrials	40,436,345
TOTAL PREFERRED STOCK – (Identified cost $84,245,749)		96,118,902

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2020 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (1.08%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.11%, 08/03/20, dated 07/31/20, repurchase value of $11,386,104 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 08/15/20-06/01/51, total market value $11,613,720)	$11,386,000	$11,386,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $11,386,000)		11,386,000
		Total Investments – (100.16%) – (Identified cost $823,718,661)	1,052,488,838
		Liabilities Less Other Assets – (0.16%)	(1,669,337)
		Net Assets – (100.00%)	$1,050,819,501

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $96,154,929 or 9.15% of the Fund's net assets as of July 31, 2020.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
July 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (88.92%)
COMMUNICATION SERVICES – (6.25%)
Media & Entertainment – (6.25%)
58.com, Inc., Class A, ADR (China)*	256,710	$14,214,033
Baidu, Inc., Class A, ADR (China)*	20,645	2,465,013
Fang Holdings Ltd., Class A, ADR (China)*	14,160	184,929
iQIYI, Inc., Class A, ADR (China)*	263,290	5,555,419
	Total Communication Services	22,419,394
CONSUMER DISCRETIONARY – (45.16%)
Consumer Durables & Apparel – (1.16%)
Fila Holdings Corp. (South Korea)	118,600	3,324,862
Hunter Douglas N.V. (Netherlands)*	15,653	848,169
		4,173,031
Consumer Services – (10.84%)
New Oriental Education & Technology Group, Inc., ADR (China)*	277,350	38,884,470
Retailing – (33.16%)
Alibaba Group Holding Ltd., ADR (China)*	123,620	31,031,092
JD.com, Inc., Class A, ADR (China)*	717,580	45,774,428
Meituan Dianping, Class B (China)*	335,611	8,309,840
Naspers Ltd. - N (South Africa)	107,960	19,878,156
Prosus N.V., Class N (Netherlands)*	107,960	10,440,784
Trip.com Group Ltd., ADR (China)*	129,590	3,524,848
		118,959,148
	Total Consumer Discretionary	162,016,649
FINANCIALS – (24.85%)
Banks – (16.40%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	250,740	6,526,762
Danske Bank A/S (Denmark)*	1,019,490	16,384,862
DBS Group Holdings Ltd. (Singapore)	1,082,480	15,575,422
DNB ASA (Norway)	1,272,702	19,373,299
Metro Bank PLC (United Kingdom)*	712,490	963,427
		58,823,772
Diversified Financials – (4.70%)
Capital Markets – (4.49%)
Julius Baer Group Ltd. (Switzerland)	291,900	12,766,935
Noah Holdings Ltd., Class A, ADS (China)*	109,270	3,329,457
		16,096,392
Consumer Finance – (0.21%)
Yiren Digital Ltd., ADR (China)*	216,320	776,589
		16,872,981
Insurance – (3.75%)
Life & Health Insurance – (3.75%)
AIA Group Ltd. (Hong Kong)	1,486,300	13,433,714
	Total Financials	89,130,467
INDUSTRIALS – (10.32%)
Capital Goods – (9.70%)
Ferguson PLC (United Kingdom)	149,162	13,261,587
Schneider Electric SE (France)	186,150	21,541,626
		34,803,213
Commercial & Professional Services – (0.62%)
China Index Holdings Ltd., Class A, ADR (China)*	1,116,608	2,210,884
	Total Industrials	37,014,097

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2020 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (2.34%)
Technology Hardware & Equipment – (2.34%)
	Hollysys Automation Technologies Ltd. (China)	693,546	$8,391,907
		Total Information Technology	8,391,907
	TOTAL COMMON STOCK – (Identified cost $277,478,103)		318,972,514
PREFERRED STOCK – (7.26%)
CONSUMER DISCRETIONARY – (4.84%)
Retailing – (4.84%)
	Missfresh Ltd., Series E (China) *(a)(b)	3,292,318	17,361,381
		Total Consumer Discretionary	17,361,381
INDUSTRIALS – (2.42%)
Transportation – (2.42%)
	Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,505	4,506,670
	Grab Holdings Inc., Series F (Singapore)*(a)(b)	549,889	2,749,445
	Grab Holdings Inc., Series G (Singapore)*(a)(b)	286,316	1,431,580
		Total Industrials	8,687,695
	TOTAL PREFERRED STOCK – (Identified cost $22,028,595)		26,049,076
SHORT-TERM INVESTMENTS – (3.84%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.11%, 08/03/20, dated 07/31/20, repurchase value of $13,748,126 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 08/15/20-06/01/51, total market value $14,022,960)	$13,748,000	13,748,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $13,748,000)		13,748,000
	Total Investments – (100.02%) – (Identified cost $313,254,698)		358,769,590
	Liabilities Less Other Assets – (0.02%)		(54,220)
		Net Assets – (100.00%)	$358,715,370

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $26,049,076 or 7.26% of the Fund's net assets as of July 31, 2020.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	July 31, 2020 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of  a number of  subjective factors  and is therefore  subject to the  unavoidable risk  that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2020 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of July 31, 2020 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$99,392,130	$22,419,394
Consumer Discretionary	361,398,540	162,016,649
Financials	291,322,879	89,130,467
Industrials	97,721,764	37,014,097
Information Technology	95,112,596	8,391,907
Total Level 1	944,947,909	318,972,514
Level 2 – Other Significant Observable Inputs:
Common Stock:
Short-term securities	11,386,000	13,748,000
Total Level 2	11,386,000	13,748,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	36,027	–
Preferred Stock:
Consumer Discretionary	55,682,557	17,361,381
Industrials	40,436,345	8,687,695
Total Level 3	96,154,929	26,049,076
Total Investments	$1,052,488,838	$358,769,590

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended July 31, 2020. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at July 31, 2020 was $4,412,620 and $2,088,762 for Davis Global Fund and Davis International Fund, respectively. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance November 1, 2019	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance July 31, 2020
Davis Global Fund
Investments in Securities:
Common Stock	$36,632	$–	$(605)	$–	$–	$36,027
Preferred Stock	91,705,677	–	4,413,225	–	–	96,118,902
Total Level 3	$91,742,309	$–	$4,412,620	$–	$–	$96,154,929
Davis International Fund
Investments in Securities:
Preferred Stock	$23,960,314	$–	$2,088,762	$–	$–	$26,049,076
Total Level 3	$23,960,314	$–	$2,088,762	$–	$–	$26,049,076

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2020 (Unaudited)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	July 31, 2020	Technique	Input(s)	Amount	an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$36,027	Discounted Cash Flow	Annualized Yield	1.266%	Decrease

Preferred Stock	19,035,540	Market Approach	Adjusted Transaction Price	$35.07	Increase

Preferred Stock	21,400,805	Market Approach	Adjusted Transaction Price	$5.00	Increase

Preferred Stock	55,682,557	Market Approach	Transaction Price	$5.2733	Increase
Total Level 3	$96,154,929
Davis International Fund
Investments in Securities:
Preferred Stock	$4,506,670	Market Approach	Adjusted Transaction Price	$35.07	Increase

Preferred Stock	4,181,025	Market Approach	Adjusted Transaction Price	$5.00	Increase

Preferred Stock	17,361,381	Market Approach	Transaction Price	$5.2733	Increase
Total Level 3	$26,049,076

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds’ investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At July 31, 2020, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global	Davis International
	Fund	Fund
Cost	$843,452,125	$321,828,704
Unrealized appreciation	319,629,752	77,935,509
Unrealized depreciation	(110,593,039)	(40,994,623)
Net unrealized appreciation	$209,036,713	$36,940,886

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2020 (Unaudited)

Coronavirus (COVID-19) Pandemic

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.